NOTE 8 - CONVERTIBLE DEBT: Schedule of Convertible Debt (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Details
1% Convertible notes payable, due April 2017	$ 240,000	$ 240,000
11% Convertible note payable	4,090,342	4,090,342
11% Convertible note payable - New Lenders	850,000	950,000
Convertible Debt, Total	5,180,342	5,280,342
Current portion	5,180,342	5,280,342
Long term portion	$ 0	$ 0